Other expenses	12 Months Ended
Dec. 31, 2024
Other expenses
Other expenses

16.Other expenses

The following details highlight certain components of the research and development and general and administration expenses classified by nature. Remaining research and development and operating expenses include personnel costs and expenses paid to third parties:

	Year Ended	Year Ended
	December 31,	December 31,
	2024	2023
General and administration expenses
Depreciation of property and equipment	$162,756	$163,911
Amortization of intangible assets	$210,358	$84,444
Non-cash share-based compensation	$12,916,462	$3,806,912

Research and development expenses
Non-cash share-based compensation	$1,360,944	$349,850